Compensation Receivable for Consumption Tax, Net (Tables)	12 Months Ended
Mar. 31, 2024
Compensation Receivable for Consumption Tax, Net [Abstract]
Schedule of Compensation Receivable for Consumption Tax, Net	Compensation receivable for consumption tax, net consisted of the following:
	March 31, 2024	March 31, 2023
Compensation receivable for consumption tax	$9,954,030	$23,579,234
Less: allowance for credit losses	(99,526)	(436,145)
Subtotal	9,854,504	23,143,089
Less: compensation receivable for consumption tax, current	(7,133,470)	(3,912,719)
Long-term compensation receivable for consumption tax, net	$2,721,034	$19,230,370